Summary of Significant Accounting Policies (Details) - Schedule of Straight-Line Method Over Estimated Useful Lives	Dec. 31, 2022
Equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	5 years
Warehouse Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	2 years
Warehouse Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	1 year
Furniture and Fixtures [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	3 years
Transportation Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	1 year
Transportation Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	5 years
Leasehold Improvements [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	2 years
Leasehold Improvements [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	5 years
Showroom Inventory [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Useful life	5 years